Sparkline Intangible Value ETF
Schedule of Investments
August 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 99.8%
Activities Related to Real Estate — 0.3%
13	Jones Lang LaSalle, Inc. (a)	$3,152
Aerospace Product and Parts Manufacturing — 1.1%
133	Raytheon Technologies Corp.	11,273
Agriculture, Construction, and Mining Machinery Manufacturing — 0.8%
16	AGCO Corp.	2,202
30	Caterpillar, Inc.	6,326
		8,528
Architectural, Engineering, and Related Services — 0.5%
28	AECOM (a)	1,836
22	Jacobs Engineering Group, Inc.	2,969
		4,805
Audio and Video Equipment Manufacturing — 0.3%
32	Dolby Laboratories, Inc.	3,172
Cable and Other Subscription Programming — 1.1%
9	Charter Communications, Inc. (a)	7,350
92	DISH Network Corp. (a)	4,010
		11,360
Commercial and Service Industry Machinery Manufacturing — 0.4%
8	Zebra Technologies Corp. — Class A (a)	4,697
Communications Equipment Manufacturing — 7.8%
234	Apple, Inc.	35,528
9	Arista Networks, Inc. (a)	3,326
61	Ciena Corp. (a)	3,485
321	Cisco Systems, Inc.	18,945
157	Corning, Inc.	6,278
21	F5 Networks, Inc. (a)	4,275
124	Juniper Networks, Inc.	3,593
23	Motorola Solutions, Inc.	5,617
		81,047
Computer and Peripheral Equipment Manufacturing — 2.6%
348	Hewlett Packard Enterprise Co.	5,380
236	HP, Inc.	7,019
63	NCR Corp. (a)	2,676
61	NetApp, Inc.	5,425
97	Pure Storage, Inc. (a)	2,506
72	Western Digital Corp. (a)	4,550
		27,556
Computer Systems Design and Related Services — 3.9%
36	Accenture PLC ADR	12,116
32	Amdocs Ltd. ADR	2,465
39	Booz Allen Hamilton Holding Corp.	3,194
79	Cognizant Technology Solutions Corp.	6,028
53	DXC Technology Co. (a)	1,946
83	International Business Machines Corp.	11,648
29	Leidos Holdings, Inc.	2,845
		40,242
Converted Paper Product Manufacturing — 0.2%
46	WestRock Co.	2,394
Couriers and Express Delivery Services — 0.5%
21	FedEx Corp.	5,579
Department Stores — 0.5%
40	Kohl’s Corp.	2,296
84	Macy’s, Inc. (a)	1,881
42	Nordstrom, Inc. (a)	1,202
		5,379
Depository Credit Intermediation — 2.9%
356	Bank of America Corp.	14,863
214	Deutsche Bank AG ADR (a)	2,643
81	JPMorgan Chase & Co.	12,956
		30,462
Drugs and Druggists’ Sundries Merchant Wholesalers — 0.6%
49	Cardinal Health, Inc.	2,572
17	McKesson Corp.	3,470
		6,042
Electronic Components & Equipment — 1.2%
36	3M Co.	7,011
117	Flex Ltd. ADR (a)	2,174
51	Jabil, Inc.	3,151
		12,336
Electronic Shopping and Mail-Order Houses — 5.6%
13	Amazon.com, Inc. (a)	45,120
117	eBay, Inc.	8,979
16	Wayfair, Inc. (a)	4,492
		58,591
Electronics and Appliance Stores — 0.3%
30	Best Buy Co., Inc.	3,495
General Freight Trucking — 0.3%
39	XPO Logistics, Inc. (a)	3,389
General Merchandise Stores, including Warehouse Clubs and Supercenters — 2.2%
36	Target Corp.	8,891
94	Walmart, Inc.	13,921
		22,812
Household Appliance Manufacturing — 0.3%
12	Whirlpool Corp.	2,658
Industrial Machinery Manufacturing — 1.9%
72	Applied Materials, Inc.	9,730
16	Brooks Automation, Inc.	1,359
10	Lam Research Corp.	6,048
18	Teradyne, Inc.	2,186
		19,323
Information Services — 11.0%
12	Alphabet, Inc. (a) — Class A	34,727
8	Alphabet, Inc. (a) — Class C	23,274
21	Expedia Group, Inc. (a)	3,035
12	Gartner, Inc. (a)	3,705
27	GoDaddy, Inc. (a)	1,979
43	Lyft, Inc. (a)	2,047
98	Nielsen Holdings PLC ADR	2,103
37	Zillow Group, Inc. (a)	3,537
		115,278
Insurance Carriers — 0.8%
40	Allstate Insurance Co.	5,411
42	The Hartford Financial Services Group Inc.	2,823
		8,234
Medical and Diagnostic Laboratories — 0.3%
12	Laboratory Corporation of America Holdings (a)	3,641
Miscellaneous Manufacturing — 0.4%
82	Mattel, Inc. (a)	1,751
81	Newell Brands, Inc.	2,058
		3,809
Motor Vehicle Manufacturing — 2.3%
25	Cummins, Inc.	5,899
653	Ford Motor Co. (a)	8,509
202	General Motors Co. (a)	9,900
		24,308
Motor Vehicle Parts Manufacturing — 0.2%
18	Autoliv, Inc.	1,591
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 4.2%
38	Agilent Technologies, Inc.	6,668
156	Boston Scientific Corp. (a)	7,043
45	Hologic, Inc. (a)	3,562
25	Keysight Technologies, Inc. (a)	4,485
85	Medtronic PLC ADR	11,346
25	Stryker Corp.	6,928
37	Trimble, Inc. (a)	3,486
		43,518
Nondepository Credit Intermediation — 1.6%
38	American Express Co.	6,306
62	Capital One Financial Corp.	10,290
		16,596
Nonmetallic Mineral Product Manufacturing — 0.2%
21	Owens Corning	2,007
Paint, Coating, and Adhesive Manufacturing — 0.1%
51	Axalta Coating Systems Ltd. ADR (a)	1,558
Pharmaceutical and Medicine Manufacturing — 8.0%
81	AbbVie, Inc.	9,783
33	Amgen, Inc.	7,443
81	Bausch Health Cos, Inc. ADR (a)	2,360
19	Biogen, Inc. (a)	6,439
169	Bristol-Myers Squibb Co.	11,299
100	Gilead Sciences, Inc.	7,278
14	Jazz Pharmaceuticals PLC ADR (a)	1,844
163	Merck & Co., Inc.	12,435
33	Perrigo Co. PLC ADR	1,352
296	Pfizer, Inc.	13,637
10	Regeneron Pharmaceuticals, Inc. (a)	6,734
14	United Therapeutics Corp. (a)	3,008
		83,612
Scientific Research and Development Services — 0.6%
16	IQVIA Holdings, Inc. (a)	4,156
20	Syneos Health, Inc. (a)	1,856
		6,012
Securities and Commodity Contracts Intermediation and Brokerage — 0.8%
20	The Goldman Sachs Group, Inc.	8,270
Semiconductor and Other Electronic Component Manufacturing — 7.9%
321	Intel Corp.	17,353
120	Micron Technology, Inc. (a)	8,844
108	NVIDIA Corp.	24,176
29	NXP Semiconductors N.V. ADR	6,239
70	ON Semiconductor Corp. (a)	3,105
104	QUALCOMM, Inc.	15,256
14	Synaptics, Inc. (a)	2,657
33	Xilinx, Inc.	5,135
		82,765
Soap, Cleaning Compound, and Toilet Preparation Manufacturing — 0.9%
61	DuPont de Nemours, Inc.	4,515
32	Eastman Chemical Co.	3,621
61	Huntsman Corp.	1,612
		9,748
Software Publishers — 19.5%
25	Adobe Systems, Inc. (a)	16,592
47	Akamai Technologies, Inc. (a)	5,323
14	Autodesk, Inc. (a)	4,341
45	Cadence Design Systems, Inc. (a)	7,357
64	Cerner Corp.	4,886
38	Citrix Systems, Inc.	3,909
100	Dropbox, Inc. (a)	3,171
32	Electronic Arts, Inc.	4,647
104	FireEye, Inc. (a)	1,892
21	Fortinet, Inc. (a)	6,618
172	Microsoft Corp.	51,923
92	NortonLifeLock, Inc.	2,444
53	Nutanix, Inc. (a)	1,956
228	Oracle Corp.	20,322
17	Palo Alto Networks, Inc. (a)	7,838
21	Pegasystems, Inc.	2,890
22	PTC, Inc. (a)	2,896
65	salesforce.com, Inc. (a)	17,243
13	ServiceNow, Inc. (a)	8,368
29	Splunk, Inc. (a)	4,433
21	Synopsys, Inc. (a)	6,977
60	VMware, Inc. (a)	8,932
24	Workday, Inc. (a)	6,556
210	Zynga, Inc. (a)	1,859
		203,373
Support Activities for Mining — 1.2%
123	Baker Hughes Co.	2,802
150	Halliburton Co.	2,997
128	NOV, Inc. (a)	1,686
193	Schlumberger N.V. ADR	5,412
		12,897
Transportation Equipment Manufacturing — 1.7%
34	Harley-Davidson, Inc.	1,344
18	Lockheed Martin Corp.	6,476
20	Northrop Grumman Corp.	7,354
23	Polaris Industries, Inc.	2,754
		17,928
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equip Mfg — 0.4%
60	Johnson Controls International PLC ADR	4,488
Wired and Wireless Telecommunications Carriers — 2.4%
431	AT&T, Inc.	11,818
231	Verizon Communications, Inc.	12,705
		24,523
	TOTAL COMMON STOCKS (Cost $1,015,985)	1,042,448

	TOTAL INVESTMENTS (Cost $1,015,985) — 99.8%	1,042,448
	Other Assets in Excess of Liabilities — 0.2%	2,251
	TOTAL NET ASSETS — 100.0%	$1,044,699

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

PLC — Public Limited Company

(a)	Non-Income producing security.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Sparkline Intangible Value ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on June 29, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The Fund’s investment objective is to seek long-term capital growth.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing in equity securities that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” The Sub-Adviser is a non-discretionary sub-adviser and provides its recommendations to Empowered Funds, LLC (the “Adviser”). In turn, the Adviser makes the corresponding trades.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2021, the Fund did hold not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Sparkline Intangible Value ETF
Assets*
Common Stocks	$1,042,448	$—	$—	$1,042,448
Total Investments in Securities	$1,042,448	$—	$—	$1,042,448

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.